Vessels, net (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 02, 2025	Jan. 21, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 30, 2024
Net Book Value [Abstract]
Beginning balance			$ 71,263
Ending balance			43,083
Vessels [Abstract]
Loss on sale of vessels			3,435	$ 0
Impairment loss on vessels held for sale			0	1,087
Impairment loss			0	0
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance			82,462
Vessel disposal			(33,713)
Ending balance			48,749
Accumulated Depreciation [Abstract]
Beginning balance			(11,199)
Vessel disposal			8,345
Depreciation for the period			(2,812)
Ending balance			(5,666)
Net Book Value [Abstract]
Beginning balance			71,263
Vessel disposal			(25,368)
Depreciation for the period			(2,812)
Ending balance			43,083
M/V Salt Lake City [Member]
Vessels [Abstract]
Sale price		$ 16,100
Loss on sale of vessels			662
Carrying value and unamortized dry-docking costs		16,356
Commissions and other sale expenses		$ 406
M/V Protefs [Member]
Vessels [Abstract]
Sale price	$ 7,000
Loss on sale of vessels			$ 2,773
Carrying value and unamortized dry-docking costs	9,443
Commissions and other sale expenses	$ 330
M/V Baltimore [Member]
Vessels [Abstract]
Sale price					$ 18,250
Impairment loss on vessels held for sale				$ 1,087